Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating lease commitments
Rental expenses	$ 9,900,044	$ 9,982,604	$ 9,984,844
Future minimum lease payments under non-cancelable operating lease agreements
2019	9,497,215
2020	8,868,145
2021	5,559,309
2022	3,881,140
2023	3,881,140
Then thereafter	16,608,082
Total	$ 48,295,031
Minimum
Operating lease commitments
Operating lease term	1 month
Maximum
Operating lease commitments
Operating lease term	112 months